Income Taxes - Additional Information (Detail) (Federal, USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Federal
Income Tax [Line Items]
Net operating loss carryforwards	$ 8
Net operating loss carryforwards, expiration dates	2031